UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-00042

Deutsche Portfolio Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2014

Semiannual Report

to Shareholders

Deutsche Floating Rate Fund

(formerly DWS Floating Rate Fund)

Contents
3 Letter to Shareholders
4 Performance Summary
7 Portfolio Management Team
8 Portfolio Summary
9 Investment Portfolio
27 Statement of Assets and Liabilities
29 Statement of Operations
30 Statement of Changes in Net Assets
31 Financial Highlights
36 Notes to Financial Statements
47 Information About Your Fund's Expenses
49 Advisory Agreement Board Considerations and Fee Evaluation
54 Account Management Resources
56 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the fund’s ability to participate in restructuring or acquiring some senior loans. Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Floating rate loans tend to be rated below investment grade. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:
Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Performance Summary November 30, 2014 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 11/30/14
Unadjusted for Sales Charge	–0.02%	1.56%	5.59%	3.89%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–2.77%	–1.23%	5.00%	3.50%
S&P®/LSTA Leveraged Loan Index†	0.86%	3.37%	6.45%	4.72%
Average Annual Total Returns as of 9/30/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.42%	5.84%	3.93%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–0.40%	5.25%	3.53%
S&P®/LSTA Leveraged Loan Index†		3.85%	6.47%	4.73%
Class C	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 11/30/14
Unadjusted for Sales Charge	–0.38%	0.81%	4.81%	3.17%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–1.37%	0.81%	4.81%	3.17%
S&P®/LSTA Leveraged Loan Index†	0.86%	3.37%	6.45%	4.72%
Average Annual Total Returns as of 9/30/14 (most recent calendar quarter end)
Unadjusted for Sales Charge		1.66%	5.06%	3.22%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		1.66%	5.06%	3.22%
S&P®/LSTA Leveraged Loan Index†		3.85%	6.47%	4.73%
Class S	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 11/30/14
No Sales Charges	0.05%	1.71%	5.77%	4.06%
S&P®/LSTA Leveraged Loan Index†	0.86%	3.37%	6.45%	4.72%
Average Annual Total Returns as of 9/30/14 (most recent calendar quarter end)
No Sales Charges		2.69%	6.04%	4.12%
S&P®/LSTA Leveraged Loan Index†		3.85%	6.47%	4.73%
Institutional Class	6-Month‡	1-Year	5-Year	Life of Fund*
Average Annual Total Returns as of 11/30/14
No Sales Charges	0.12%	1.84%	5.90%	4.15%
S&P®/LSTA Leveraged Loan Index†	0.86%	3.37%	6.45%	4.72%
Average Annual Total Returns as of 9/30/14 (most recent calendar quarter end)
No Sales Charges		2.82%	6.14%	4.20%
S&P®/LSTA Leveraged Loan Index†		3.85%	6.47%	4.73%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2014 are 1.14%, 1.89%, 1.02% and 0.85% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended November 30

Class A shares' growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* The Fund commenced operations on June 29, 2007. The performance shown for the index is for the time period of June 30, 2007 through November 30, 2014 (through September 30, 2014 for the most recent calendar quarter end returns), which is based on the performance period of the life of the Fund.

† The Standard & Poor's and the Loan Syndications and Trading Association's (S&P/LSTA) Leveraged Loan Index is an unmanaged, market-value-weighted total return index that tracks outstanding balance and current spread over LIBOR for fully funded term loans.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/14	$9.25	$9.30	$9.24	$9.25
5/31/14	$9.43	$9.48	$9.42	$9.43
Distribution Information as of 11/30/14
Income Dividends, Six Months	$.18	$.14	$.19	$.19

Portfolio Management Team

James T. Anderson, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2007.

— Joined Deutsche Asset & Wealth Management in 2006 after 25 years of experience in the corporate and leveraged credit markets. Prior to his current role, he served as the CIO for DB Advisors in the Americas and as the Global Head and CIO of High Yield Strategies. Prior to joining, he worked as Head of Flagship Capital Management, a subsidiary of Bank of America, as a specialty asset manager focused on below-investment-grade corporate credit investments.

— Co-Head of Active Asset Management and Member of the Deutsche Asset & Wealth Management Global Client Group Executive Committee and the Asset Management CIO Executive Committee: New York.

— AB, Dartmouth College.

Eric S. Meyer, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2007.

— Joined Deutsche Asset & Wealth Management in 2006 after 26 years of experience in positions of increasing responsibility in corporate banking with First Chicago, Credit Agricole, and most recently, Bank of America's subsidiary, Flagship Capital Management. Prior to his corporate banking experience, he worked in trust management operations for 10 years at First Chicago and E.F. Hutton.

— Head of US Loan Portfolio Management, High Yield Strategies: New York.

— BA, State University of New York, Albany; MBA, Pace University.

Portfolio Summary (Unaudited)

Investment Portfolio as of November 30, 2014 (Unaudited)
	Principal Amount ($)	Value ($)

Loan Participations and Assignments 92.3%
Senior Loans**
Consumer Discretionary 23.3%
Abercrombie & Fitch Management Co., Term Loan B, 4.75%, 8/7/2021	1,500,000	1,490,625
AMC Entertainment, Inc., Term Loan, 3.5%, 4/30/2020	947,595	940,786
Aristocrat Leisure Ltd., Term Loan B, 4.75%, 10/20/2021	2,500,000	2,499,375
Aufinco Pty Ltd.:
First Lien Term Loan, 4.0%, 5/29/2020	2,962,500	2,932,875
Second Lien Term Loan, 8.25%, 11/30/2020	2,000,000	1,990,000
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/29/2017	7,339,667	7,363,521
BJ's Wholesale Club, Inc., First Lien Term Loan, 4.5%, 9/26/2019	5,049,135	5,029,898
Bombardier Recreational Products, Inc., Term Loan B, 4.0%, 1/30/2019	20,836,286	20,714,810
Boyd Gaming Corp., Term Loan B, 4.0%, 8/14/2020	5,605,000	5,565,765
Burlington Coat Factory Warehouse Corp., Term Loan B3, 4.25%, 8/13/2021	9,975,000	9,945,424
Calceus Acquisition, Inc., Term Loan, 5.0%, 1/31/2020	20,077,707	19,584,096
Capital Automotive LP, Term Loan B, 4.0%, 4/10/2019	19,226,381	19,238,493
Chrysler Group LLC, Term Loan B, 3.25%, 12/31/2018	1,990,000	1,980,946
Crown Media Holdings, Inc., Term Loan B, 4.0%, 7/14/2018	8,726,629	8,701,147
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020	22,121,914	21,804,022
David's Bridal, Inc., Term Loan B, 5.0%, 10/11/2019	2,688,122	2,601,887
Delta 2 (LUX) SARL:
Second Lien Term Loan, 7.75%, 7/31/2022	500,000	499,378
Term Loan B3, 4.75%, 7/30/2021	3,500,000	3,479,210
EMI Music Publishing Ltd., Term Loan B, 3.75%, 6/29/2018	997,494	991,539
Entravision Communications Corp., Term Loan, 3.5%, 5/31/2020	12,352,942	12,121,324
Fitness International LLC, Term Loan B, 5.5%, 7/1/2020	14,463,750	14,319,112
Four Seasons Holdings, Inc., First Lien Term Loan, 3.5%, 6/27/2020	3,465,000	3,442,807
Getty Images, Inc., Term Loan B, 4.75%, 10/18/2019	18,868,688	17,896,385
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019	5,000,000	5,027,350
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	12,728,766	7,840,729
Hargray Communications Group, Inc., Term Loan B, 5.25%, 6/26/2019	5,443,750	5,453,984
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020	7,717,105	7,659,883
Hubbard Radio LLC, Term Loan B, 4.5%, 4/29/2019	15,487,069	15,396,702
Hudson's Bay Co., First Lien Term Loan, 5.561%, 11/4/2020	6,100,000	6,125,650
ION Media Networks, Inc., Term Loan, 5.0%, 12/18/2020	18,361,250	18,338,298
J Crew Group, Inc., Term Loan B, 4.0%, 3/5/2021	17,355,167	16,548,846
J.C. Penney Corporation, Inc., Term Loan, 5.0%, 6/20/2019	2,992,500	2,906,466
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/2021	4,500,000	4,500,023
Jo-Ann Stores, Inc., Term Loan, 4.0%, 3/16/2018	10,933,224	10,639,394
Kate Spade & Co., Term Loan B, 4.0%, 4/9/2021	2,493,750	2,462,578
Key Safety Systems, Inc., First Lien Term Loan, 4.75%, 8/29/2021	4,500,000	4,520,632
Landry's, Inc., Term Loan B, 4.0%, 4/24/2018	6,827,372	6,827,987
Lands' End, Inc., Term Loan B, 4.25%, 4/4/2021	5,970,000	5,940,150
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/2021	5,970,000	5,937,643
Leslie's Poolmart, Inc., Term Loan, 4.25%, 10/16/2019	5,863,142	5,778,859
Libbey Glass, Inc., Term Loan B, 3.75%, 4/9/2021	2,992,500	2,977,538
Live Nation Entertainment, Inc., Term Loan B1, 3.5%, 8/17/2020	4,455,000	4,436,445
MCC Iowa LLC, Term Loan H, 3.25%, 1/29/2021	7,900,000	7,784,778
Media General, Inc., Term Delay Draw, Term Loan B, 4.25%, 7/31/2020	11,790,693	11,820,170
Metro-Goldwyn-Mayer, Inc., Second Lien Term Loan, 5.125%, 6/26/2020	3,500,000	3,501,103
Mohegan Tribal Gaming Authority:
Term Loan A, 4.734%, 11/19/2018	1,925,000	1,855,219
Term Loan B, 5.5%, 11/19/2019	6,451,250	6,291,098
NEP/NCP Holdco, Inc.:
Term Loan, 4.25%, 1/22/2020	15,729,664	15,562,537
Second Lien Term Loan, 9.5%, 7/22/2020	4,785,714	4,791,696
Nine West Holdings, Inc., Term Loan B, 4.75%, 10/8/2019	4,490,000	4,332,850
Norcraft Companies LP, Term Loan, 5.25%, 11/14/2020	11,165,625	11,165,625
NYDJ Apparel LLC, Term Loan, 7.0%, 1/6/2020	2,885,000	2,625,350
Otter Products LLC, Term Loan, 5.75%, 6/3/2020	3,491,250	3,462,884
Payless, Inc.:
First Lien Term Loan, 5.0%, 3/11/2021	11,442,500	11,027,709
Second Lien Term Loan, 8.5%, 3/11/2022	2,500,000	2,382,813
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017	15,931,034	15,879,099
Pilot Travel Centers LLC, Term Loan B, 4.25%, 10/1/2021	10,000,000	10,051,000
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/2020	2,249,999	2,233,124
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019	5,471,860	5,492,407
Portillo's Holdings LLC, First Lien Term Loan, 4.75%, 8/2/2021	5,000,000	4,990,650
Remy International, Inc., Term Loan B, 4.25%, 3/5/2020	6,486,555	6,490,609
Renfro Corp., Term Loan B, 5.751%, 1/30/2019	6,208,977	5,925,724
Sagittarius Restaurants LLC, Term Loan, 5.536%, 10/1/2018	8,031,325	7,981,129
Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.5%, 5/14/2020	6,912,500	6,834,734
Sesac Holdco II LLC, First Lien Term Loan, 5.0%, 2/8/2019	5,861,459	5,861,459
Springer Science+Business Media Deutschland GmbH, Term Loan B3, 4.75%, 8/14/2020	17,325,328	17,311,814
SRAM LLC, Term Loan B, 4.02%, 4/10/2020	13,978,011	13,768,341
Steak N' Shake Operations, Inc., Term Loan, 4.75%, 3/19/2021	8,955,000	8,932,612
Tempur-Pedic International, Inc., Term Loan B, 3.5%, 3/18/2020	10,301,591	10,232,931
The Men's Wearhouse, Inc., Term Loan B, 4.5%, 6/18/2021	6,483,750	6,508,064
Time, Inc., Term Loan B, 4.25%, 4/26/2021	5,985,000	5,996,222
Toys 'R' Us-Delaware, Inc.:
Term Loan B2, 5.25%, 5/25/2018	231,189	178,401
Term Loan B3, 5.25%, 5/25/2018	694,311	535,779
Term Loan B4, 9.75%, 4/24/2020	3,333,798	3,088,347
Travel Leaders Group LLC, Term Loan B, 7.0%, 12/5/2018	4,331,250	4,352,906
Tribune Co., Term Loan, 4.0%, 12/27/2020	11,065,364	11,034,271
Tropicana Entertainment, Inc., Term Loan, 4.0%, 11/27/2020	990,000	982,575
UCI International, Inc., Term Loan B, 5.5%, 7/26/2017	11,910,058	11,913,810
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.75%, 11/21/2017	1,329,501	1,327,839
Vince LLC, Term Loan B, 5.75%, 11/27/2019	1,748,571	1,751,859
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 5.25%, 5/6/2021	3,990,000	3,901,482
WMG Acquisition Corp., Term Loan, 3.75%, 7/1/2020	6,930,000	6,789,979
World Triathlon Corp., Term Loan, 5.25%, 6/26/2021	2,244,375	2,230,348
		593,633,929
Consumer Staples 5.9%
1011778 B.C. Unlimited Liability Co., Term Loan B, 4.5%, 10/27/2021	4,000,000	4,014,680
Albertson's LLC, Term Loan B2, 4.75%, 3/21/2019	14,101,591	14,110,404
Big Heart Pet Brands, Term Loan, 3.5%, 3/8/2020	9,895,008	9,585,789
California Pizza Kitchen, Inc., Term Loan, 5.253%, 3/29/2018	4,925,000	4,751,074
Centerplate, Inc., Term Loan A, 4.75%, 11/26/2019	14,257,263	14,168,155
CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/2020	5,072,550	5,021,824
Del Monte Foods, Inc.:
First Lien Term Loan, 4.253%, 2/18/2021	2,977,500	2,776,519
Second Lien Term Loan, 8.25%, 8/18/2021	2,000,000	1,750,000
Fairway Group Acquisition Co., Term Loan, 5.0%, 8/17/2018	20,105,653	17,491,918
Focus Brands, Inc.:
Term Loan, 4.25%, 2/21/2018	5,103,928	5,095,430
Second Lien Term Loan, 10.25%, 8/21/2018	2,000,000	2,011,250
JBS U.S.A. Holdings, Inc., Term Loan, 3.75%, 9/18/2020	6,435,000	6,414,891
Luxlas Fund LP, Term Loan B, 4.5%, 8/14/2017	3,487,137	3,492,576
NBTY, Inc., Term Loan B2, 3.5%, 10/1/2017	1,136,849	1,120,155
New HB Acquisition LLC, Term Loan, 6.75%, 4/9/2020	3,980,000	4,070,804
NPC International, Inc., Term Loan B, 4.0%, 12/28/2018	1,968,209	1,899,322
Pinnacle Holdco SARL, Term Loan, 4.75%, 7/30/2019	11,719,355	11,495,984
Post Holdings, Inc., Term Loan, 3.75%, 6/2/2021	2,992,500	2,995,298
Roundy's Supermarkets, Inc., Term Loan B, 5.75%, 3/3/2021	8,955,000	8,424,416
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.0%, 4/23/2020	4,250,496	4,257,594
SUPERVALU, Inc., Term Loan B, 4.5%, 3/21/2019	7,394,716	7,373,123
Vogue International, Inc., Term Loan, 5.25%, 2/14/2020	5,970,000	5,962,537
Weight Watchers International, Inc.:
Term Loan B1, 3.16%, 4/2/2016	2,964,862	2,900,006
Term Loan B2, 4.0%, 4/2/2020	11,582,412	9,052,350
		150,236,099
Energy 6.7%
American Energy — Marcellus LLC, First Lien Term Loan, 5.25%, 8/4/2020	6,000,000	5,702,490
Crestwood Holdings LLC, Term Loan B1, 7.0%, 6/19/2019	10,368,921	10,356,012
Crosby U.S. Acquisition Corp., First Lien Term Loan, 3.75%, 11/23/2020	2,977,500	2,911,757
Drillships Financing Holding, Inc., Term Loan B1, 6.0%, 3/31/2021	23,181,740	21,559,018
Expro FinServices SARL, Term Loan, 5.75%, 9/2/2021	2,000,000	1,935,830
Fieldwood Energy LLC, Second Lien Term Loan, 8.375%, 9/30/2020	25,840,000	23,568,276
FTS International, Inc., Term Loan B, 5.75%, 4/16/2021	5,890,909	5,630,737
MD America Energy LLC, Second Lien Term Loan, 9.5%, 8/4/2019	1,500,000	1,432,500
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020	1,013,028	988,715
Murray Energy Corp., First Lien Term Loan, 5.25%, 12/5/2019	2,985,000	2,983,134
NGPL PipeCo LLC, Term Loan B, 6.75%, 9/15/2017	8,406,407	8,421,329
Pipeline Supply & Service LLC:
Term Loan B, 5.5%, 1/28/2020	8,456,661	8,372,095
Second Lien Term Loan, 9.5%, 7/28/2020	1,500,000	1,477,500
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/2021	2,500,000	2,468,750
Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/2018	19,000,000	17,374,835
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/2021	748,125	723,111
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/2020	869,430	797,702
Term Loan B, 4.25%, 12/16/2020	6,250,070	5,734,439
Term Loan M, 4.25%, 12/16/2020	324,250	297,499
Sheridan Production Partners I LLC:
Term Loan B2, 4.25%, 10/1/2019	16,121,250	15,288,265
Term Loan B2-1A, 4.25%, 10/1/2019	2,136,198	2,025,820
Term Loan B2-1M, 4.25%, 10/1/2019	1,304,802	1,237,383
Southcross Energy Partners LP, First Lien Term Loan, 5.25%, 8/4/2021	250,000	250,938
Southcross Holdings Borrower LP, Term Loan B, 6.0%, 8/4/2021	1,745,625	1,712,903
Tallgrass Operations LLC:
Term Delayed Draw, 3.75%, 11/13/2017	292,543	292,177
Term Loan B, 4.25%, 11/13/2018	9,746,889	9,779,395
TPF II Power LLC, Term Loan B, 5.5%, 10/2/2021	4,000,000	4,036,260
Walter Energy, Inc., Term Loan B, 7.25%, 4/2/2018	5,873,195	5,050,948
Western Refining, Inc., Term Loan B, 4.25%, 11/12/2020	7,940,000	7,922,651
		170,332,469
Financials 6.3%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/2020	7,920,000	7,793,795
AmWINS Group LLC, Term Loan, 5.0%, 9/6/2019	10,327,543	10,359,816
Asurion LLC:
Term Loan B1, 5.0%, 5/24/2019	20,701,324	20,647,707
Second Lien Term Loan, 8.5%, 3/3/2021	500,000	505,158
BATS Global Markets, Inc., Term Loan, 5.0%, 1/31/2020	9,079,296	9,052,785
CGSC of Delaware Holding Corp., First Lien Term Loan, 5.0%, 4/16/2020	13,079,438	12,294,671
CNO Financial Group, Inc., Term Loan B2, 3.75%, 9/20/2018	7,449,997	7,387,901
Cunningham Lindsey U.S., Inc., First Lien Term Loan, 5.0%, 12/10/2019	9,275,968	9,081,775
Duff & Phelps Investment Management Co., Term Loan B, 4.5%, 4/23/2020	6,422,508	6,417,177
Evergreen Acqco 1 LP, Term Loan, 5.0%, 7/9/2019	1,470,000	1,468,618
FGI Operating Co., LLC, Term Loan, 5.5%, 4/19/2019	3,434,914	3,414,150
Genworth Financial, Inc., Term Loan B, 6.5%, 7/1/2019	3,465,000	3,378,375
Grosvenor Capital Management Holdings LLP, Term Loan B, 3.75%, 1/4/2021	5,190,675	5,106,327
Guggenheim Partners LLC, Term Loan, 4.25%, 7/22/2020	13,338,703	13,335,368
Hub International Ltd., Term Loan B, 4.25%, 10/2/2020	14,340,425	14,212,365
Istar Financial, Inc., Term Loan A2, 7.0%, 3/19/2017	1,449,144	1,487,792
MCS AMS Sub-Holdings LLC, Term Loan B, 7.0%, 10/15/2019	5,190,625	4,684,539
Moneygram International, Inc., Term Loan B, 4.25%, 3/27/2020	8,944,975	8,226,604
Ocwen Financial Corp., Term Loan, 5.0%, 2/15/2018	2,232,443	2,147,901
SAM Finance Lux SARL, Term Loan, 4.25%, 12/17/2020	7,940,000	7,991,293
Starwood Property Trust, Inc., Term Loan B, 3.5%, 4/17/2020	5,929,799	5,837,146
USI, Inc., Term Loan B, 4.25%, 12/27/2019	3,716,231	3,689,920
Victory Capital Management, Inc., Term Loan B, 7.0%, 10/1/2021	1,000,000	995,000
		159,516,183
Health Care 2.4%
Alkermes, Inc., Term Loan, 3.5%, 9/18/2019	8,925,368	8,864,006
Bright Horizons Family Solutions, Inc., Term Loan B, 3.75%, 1/30/2020	2,947,500	2,926,941
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/2021	8,169,162	8,195,548
Education Management LLC, Term Loan C2, 5.25%, 6/1/2016	17,547,379	7,975,898
JLL/Delta Dutch Newco BV, Term Loan, 4.25%, 3/11/2021	1,496,250	1,466,325
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019	14,200,612	14,023,105
Salix Pharmaceuticals Ltd., Term Loan, 4.25%, 1/2/2020	5,775,000	5,714,940
Surgical Care Affiliates, Inc.:
Term Loan C, 4.0%, 6/29/2018	2,962,500	2,958,797
Term Loan B, 4.233%, 12/29/2017	2,887,209	2,879,991
Valeant Pharmaceuticals International, Inc., Term Loan B, 3.5%, 2/13/2019	3,718,574	3,699,981
VWR Funding, Inc., Term Loan, 3.406%, 4/3/2017	1,964,769	1,955,191
		60,660,723
Industrials 18.6%
Acosta Holdco, Inc., Term Loan, 5.0%, 9/26/2021	1,500,000	1,509,375
Alliance Laundry Systems LLC, Term Loan, 4.25%, 12/10/2018	648,308	647,225
American Airlines, Inc., Term Loan, 3.75%, 6/27/2019	13,762,500	13,669,603
Ancestry.com, Inc.:
Term Loan B2, 4.0%, 5/14/2018	1,338,750	1,325,363
Term Loan B1, 4.5%, 12/28/2018	9,699,429	9,672,125
Apex Tool Group LLC, Term Loan B, 4.5%, 1/31/2020	6,906,817	6,770,857
AVSC Holding Corp., First Lien Term Loan, 4.5%, 1/24/2021	2,985,000	2,989,358
BE Aerospace, Inc., Term Loan B, 4.0%, 11/19/2021	2,000,000	2,006,250
Blackboard, Inc., Term Loan B3, 4.75%, 10/4/2018	9,260,591	9,267,861
Brickman Group Ltd. LLC:
First Lien Term Loan, 4.0%, 12/18/2020	6,476,228	6,419,561
Second Lien Term Loan, 7.5%, 12/17/2021	3,000,000	2,983,125
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	9,569,242	9,234,319
ClientLogic Corp., Term Loan, 7.479%, 1/30/2017	8,575,797	8,325,641
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 3.0%, 4/18/2015*	1,409,115	2,078
Letter of Credit, LIBOR plus 5.75%, 4/21/2015*	276,857	408
Commercial Barge Line Co., First Lien Term Loan, 7.5%, 9/23/2019	5,417,500	5,444,587
Connolly Corp., First Lien Term Loan, 5.0%, 5/14/2021	2,992,500	3,007,463
Crossmark Holdings, Inc.:
First Lien Term Loan, 4.5%, 12/20/2019	4,919,906	4,829,207
Second Lien Term Loan, 8.75%, 12/21/2020	1,000,000	987,500
DynCorp International LLC, Term Loan B, 6.25%, 7/7/2016	3,241,375	3,245,426
Flexera Software LLC:
First Lien Term Loan, 4.5%, 4/2/2020	2,905,543	2,876,488
Second Lien Term Loan, 8.0%, 4/2/2021	1,000,000	977,500
Garda World Security Corp.:
Term Delay Draw, 4.0%, 11/6/2020	1,311,591	1,296,843
Term Loan B, 4.0%, 11/6/2020	5,127,130	5,069,476
Gardner Denver, Inc., Term Loan, 4.25%, 7/30/2020	17,790,000	17,383,676
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/2020	4,586,862	4,505,170
Greenway Medical Technologies, Inc.:
First Lien Term Loan, 6.0%, 11/4/2020	6,947,500	6,947,500
Second Lien Term Loan, 9.25%, 11/4/2021	2,000,000	1,950,000
Hampton Rubber Co.:
First Lien Term Loan, 5.0%, 3/27/2021	4,975,000	4,881,719
Second Lien Term Loan, 9.0%, 3/24/2022	2,000,000	1,940,000
Hertz Corp., Term Loan B, 3.75%, 3/11/2018	4,912,500	4,863,375
IG Investment Holdings LLC, First Lien Term Loan, 5.25%, 10/31/2019	13,807,027	13,798,398
Infor (U.S.), Inc.:
Term Loan B3, 3.75%, 6/3/2020	2,122,648	2,095,584
Term Loan B5, 3.75%, 6/3/2020	7,365,947	7,275,420
Information Resources, Inc., Term Loan B, 4.75%, 9/30/2020	1,894,475	1,911,449
Inmar Holdings, Inc.:
First Lien Term Loan, 4.25%, 1/27/2021	12,967,500	12,718,978
Second Lien Term Loan, 8.0%, 1/27/2022	2,000,000	1,987,500
Intelligrated, Inc., First Lien Term Loan, 4.503%, 7/30/2018	3,435,034	3,415,712
IQOR U.S., Inc.:
Term Loan B, 6.0%, 4/1/2021	6,777,778	6,455,833
Second Lien Term Loan, 9.75%, 4/1/2022	4,000,000	3,690,000
Language Line LLC, First Lien Term Loan B, 6.25%, 6/20/2016	10,878,361	10,866,504
Lineage Logistics Holdings LLC, Term Loan, 4.5%, 4/7/2021	3,482,500	3,444,767
Livingston International, Inc., First Lien Term Loan, 5.0%, 4/18/2019	5,925,000	5,762,062
MA FinanceCo., LLC, Term Loan B, 5.25%, 10/7/2021	4,500,000	4,407,750
Mirror Bidco Corp., Term Loan, 4.25%, 12/28/2019	4,297,893	4,271,031
Monitronics International, Inc., Term Loan B, 4.25%, 3/23/2018	13,905,541	13,896,850
Mueller Water Products, Inc., Term Loan B, 4.0%, 11/19/2021	1,000,000	1,005,625
Navios Partners Finance (U.S.), Inc., Term Loan B, 5.25%, 6/27/2018	5,435,100	5,469,069
NN, Inc., Term Loan B, 6.0%, 8/27/2021	3,500,000	3,497,813
Nortek, Inc., Term Loan, 3.75%, 10/30/2020	748,125	741,815
Orbitz Worldwide, Inc., Term Loan B, 4.5%, 4/15/2021	11,974,431	11,969,402
Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/2019	5,045,014	5,032,427
P2 Upstream Acquisition Co.:
First Lien Term Loan, 5.0%, 10/30/2020	7,195,625	7,119,171
Second Lien Term Loan, 9.0%, 4/30/2021	3,000,000	2,925,000
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021	15,920,000	15,760,800
Polyconcept Investments BV, First Lien Term Loan, 6.0%, 6/27/2019	4,341,243	4,330,390
PRV Aerospace LLC, Term Loan B, 6.5%, 5/9/2018	3,491,077	3,464,894
Quikrete Holdings, Inc.:
First Lien Term Loan, 4.0%, 9/28/2020	12,849,970	12,769,657
Second Lien Term Loan, 7.0%, 3/26/2021	7,500,000	7,556,250
Rexnord LLC, First Lien Term Loan B, 4.0%, 8/21/2020	10,030,310	9,980,158
Sabre, Inc.:
Term Loan B, 4.0%, 2/19/2019	9,641,343	9,587,110
Term Loan, 4.5%, 2/19/2019	7,920,000	7,905,150
Serena Software, Inc., Term Loan, 7.5%, 4/14/2020	7,000,000	7,024,045
Silver II U.S. Holdings LLC, Term Loan, 4.0%, 12/13/2019	12,782,433	12,501,219
Sophia LP, Term Loan B, 4.0%, 7/19/2018	4,471,003	4,454,796
SourceHov LLC, First Lien Term Loan, 7.75%, 10/31/2019	1,000,000	972,920
Southwire Co., Term Loan, 3.25%, 2/10/2021	497,500	487,162
STG-Fairway Acquisitions, Inc., Term Loan B, 6.253%, 2/28/2019	7,904,897	7,912,328
Sungard Availability Services Capital, Inc, Term Loan B, 6.0%, 3/31/2019	9,203,750	8,289,127
SurveyMonkey.com LLC, Term Loan B, 5.5%, 2/5/2019	14,492,150	14,564,611
Sybil Software LLC, Term Loan, 4.75%, 3/20/2020	6,825,000	6,825,000
Tank Holding Corp., Term Loan, 4.25%, 7/9/2019	6,578,870	6,506,503
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020	980,030	973,052
Transfirst Holdings, Inc., First Lien Term Loan, 5.5%, 11/12/2021	1,500,000	1,508,205
TricorBraun, Inc., Term Loan B, 4.0%, 5/3/2018	6,185,364	6,144,139
U.S. Airways Group, Inc.:
Term Loan B2, 3.0%, 11/23/2016	2,970,000	2,951,675
Term Loan B1, 3.5%, 5/23/2019	7,969,000	7,850,860
U.S. Ecology, Inc., Term Loan, 3.75%, 6/17/2021	997,500	995,006
U.S. Security Holdings, Inc.:
Term Delay Draw, 6.0%, 7/28/2017	644,655	643,043
Term Loan, 6.25%, 7/28/2017	3,246,792	3,238,675
United Airlines, Inc., Term Loan B, 3.5%, 4/1/2019	6,599,500	6,529,380
United Site Services, Inc.:
Term Delay Draw, 4.75%, 8/5/2016	186,047	278,032
Term Loan B, 4.75%, 8/5/2021	813,953	1,216,387
WASH Multifamily Laundry Systems LLC, Term Loan, 4.503%, 2/21/2019	4,929,950	4,880,650
Waste Industries U.S.A., Inc., Term Loan B, 4.0%, 3/17/2017	8,651,675	8,622,865
West Corp., Term Loan B10, 3.25%, 6/30/2018	1,214,994	1,203,986
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019	6,977,730	6,970,752
WTG Holdings III Corp.:
First Lien Term Loan, 4.75%, 1/15/2021	1,985,000	1,977,556
Second Lien Term Loan, 8.5%, 1/15/2022	500,000	494,375
		476,157,997
Information Technology 9.3%
Answers Corp.:
First Lien Term Loan, 6.25%, 9/23/2021	1,500,000	1,455,000
Second Lien Term Loan, 10.0%, 9/23/2022	1,000,000	960,000
Aricent Technologies:
First Lien Term Loan, 5.5%, 4/14/2021	4,988,750	5,017,859
Second Lien Term Loan, 9.5%, 4/14/2022	1,000,000	1,015,000
Aspect Software, Inc., Term Loan B, 7.25%, 5/7/2016	4,669,363	4,646,017
Avaya, Inc.:
Term Loan B3, 4.654%, 10/26/2017	16,110,305	15,687,490
Term Loan B6, 6.5%, 3/30/2018	7,609,602	7,593,736
Blue Coat Systems, Inc., First Lien Term Loan, 4.0%, 5/31/2019	12,351,188	12,189,078
BMC Software Finance, Inc., Term Loan, 5.0%, 9/10/2020	17,240,000	16,996,830
Dell, Inc., Term Loan B, 4.5%, 4/29/2020	20,211,467	20,258,560
Deltek, Inc.:
First Lien Term Loan, 4.5%, 10/10/2018	6,631,875	6,614,466
Second Lien Term Loan, 10.0%, 10/10/2019	4,500,000	4,556,250
Epiq Systems, Inc., Term Loan B, 4.25%, 8/27/2020	7,399,975	7,349,100
Extreme Reach, Inc.:
First Lien Term Loan, 6.75%, 2/7/2020	1,901,888	1,913,775
Second Lien Term Loan, 10.5%, 1/24/2021	3,000,000	3,022,500
FIDJI Luxembourg (BC4) SARL, Term Loan, 6.25%, 12/24/2020	3,900,000	3,909,770
First Data Corp.:
Term Loan, 3.655%, 3/23/2018	21,135,503	20,904,387
Term Loan, 4.155%, 3/24/2021	2,926,756	2,915,781
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020	17,494,666	17,380,426
Global Cash Access LLC, Term Loan B, 4.0%, 3/1/2016	911,833	910,694
GTCR Valor Companies, Inc., First Lien Term Loan, 6.0%, 5/21/2021	1,000,000	977,500
iPayment, Inc., Term Loan B, 6.75%, 5/8/2017	7,041,555	6,997,545
Oberthur Technologies of America Corp., Term Loan B2, 4.5%, 10/18/2019	17,860,013	17,646,496
Peak 10, Inc.:
First Lien Term Loan, 5.0%, 6/17/2021	1,496,250	1,496,721
Second Lien Term Loan, 8.25%, 6/17/2022	2,000,000	1,948,750
Regit Eins GmbH, First Lien Term Loan, 3.75%, 1/8/2021	500,000	490,625
Rovi Solutions Corp., Term Loan B, 3.75%, 7/2/2021	2,493,750	2,464,137
RP Crown Parent LLC, Term Loan, 6.0%, 12/21/2018	16,992,206	16,015,239
Sensus U.S.A., Inc.:
First Lien Term Loan, 4.5%, 5/9/2017	16,783,617	16,468,924
Second Lien Term Loan, 8.5%, 5/9/2018	3,500,000	3,427,813
Spansion LLC, Term Loan, 3.75%, 12/19/2019	10,891,813	10,810,124
Vantiv LLC, Term Loan B, 3.75%, 6/13/2021	3,990,000	3,971,905
Verint Systems, Inc., Term Loan, 3.5%, 9/6/2019	435,762	435,816
		238,448,314
Materials 11.4%
American Rock Salt Holdings LLC:
First Lien Term Loan, 4.75%, 5/20/2021	5,980,000	5,965,798
Second Lien Term Loan, 8.0%, 5/16/2022	9,000,000	9,112,500
Appvion, Inc., Term Loan, 5.75%, 6/28/2019	6,368,750	6,344,867
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/2018	16,178,457	14,338,158
Ardagh Holdings U.S.A, Inc., Term Loan, 4.0%, 12/17/2019	1,492,500	1,490,634
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020	21,098,758	20,863,824
AZ Chem U.S., Inc.:
First Lien Term Loan, 4.5%, 6/12/2021	1,436,301	1,438,319
Second Lien Term Loan, 7.5%, 6/12/2022	1,500,000	1,496,063
Azure Midstream Energy LLC, Term Loan B, 6.5%, 11/15/2018	13,067,801	12,675,767
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020	11,747,909	11,562,174
Caraustar Industries, Inc., Term Loan, 7.5%, 5/1/2019	2,633,895	2,655,625
CPG International, Inc., Term Loan, 4.75%, 9/30/2020	11,201,925	11,215,927
ECO Services Operations LLC, Term Loan B, 4.75%, 10/8/2021	2,000,000	2,005,000
Exopack LLC, Term Loan B, 5.25%, 5/8/2019	2,481,250	2,495,989
Fairmount Minerals Ltd., Term Loan B2, 4.5%, 9/5/2019	15,910,879	15,902,924
Huntsman International LLC, Term Loan, 3.75%, 8/12/2021	6,500,000	6,439,062
Ineos U.S. Finance LLC, 6 year Term Loan, 3.75%, 5/4/2018	13,510,154	13,390,117
JMC Steel Group, Inc., Term Loan, 4.75%, 4/1/2017	6,627,540	6,588,205
MacDermid, Inc., First Lien Term Loan, 4.0%, 6/7/2020	11,887,500	11,756,737
Minerals Technologies Inc., Term Loan B, 4.0%, 5/9/2021	5,754,231	5,763,812
Multi Packaging Solutions, Inc., Term Loan B, 4.25%, 9/30/2020	6,368,000	6,306,326
Nexeo Solutions LLC, Term Loan B, 5.0%, 9/8/2017	5,908,223	5,873,778
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019	16,359,425	15,960,664
Nusil Technology LLC, Term Loan, 5.25%, 4/7/2017	10,928,647	10,851,819
Oxbow Carbon LLC:
Term Loan B, 4.25%, 7/19/2019	7,108,905	6,986,738
Second Lien Term Loan, 8.0%, 1/17/2020	8,000,000	7,720,000
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/2020	11,880,000	11,557,517
Phibro Animal Health Corp., Term Loan B, 4.0%, 4/16/2021	2,992,500	2,971,298
Reynolds Group Holdings, Inc., Term Loan, 4.0%, 12/1/2018	16,210,221	16,184,852
Signode Industrial Group U.S., Inc., Term Loan B, 3.895%, 5/1/2021	2,744,444	2,713,569
Solenis International LP, First Lien Term Loan, 4.25%, 7/31/2021	1,500,000	1,482,195
Styrolution U.S. Holding LLC, Term Loan B, 6.5%, 11/7/2019	4,000,000	4,007,500
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/7/2020	1,975,000	1,955,250
Tronox Pigments (Netherlands) BV, Term Loan, 4.0%, 3/19/2020	5,100,134	5,074,659
Unifrax Corp., Term Loan, 4.25%, 11/28/2018	1,958,218	1,943,042
Univar, Inc., Term Loan B, 5.0%, 6/30/2017	6,661,923	6,639,273
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2019	8,089,482	8,074,314
WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/2017	3,423,200	3,438,176
World Kitchen LLC, Term Loan B, 5.5%, 3/4/2019	8,720,261	8,731,161
		291,973,633
Telecommunication Services 5.5%
Alaska Communications Systems Holdings, Inc., Term Loan B, 6.25%, 10/21/2016	10,613,585	10,560,517
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020	5,910,000	5,898,919
Fibertech Networks LLC, Term Loan B, 4.0%, 12/18/2019	3,930,079	3,910,429
Genesys Telecom Holdings U.S., Inc.:
Term Loan B, 4.0%, 2/8/2020	9,904,187	9,799,005
Term Delay Draw, 4.5%, 11/13/2020	7,443,750	7,425,141
Global Tel*Link Corp., First Lien Term Loan, 5.0%, 5/22/2020	2,435,081	2,424,171
Level 3 Financing, Inc.:
Term Loan, 4.0%, 8/1/2019	11,500,000	11,495,687
Term Loan B, 4.0%, 1/15/2020	1,500,000	1,501,687
Term Loan B5, 4.5%, 1/31/2022	4,500,000	4,522,500
Mitel U.S. Holdings, Inc., Term Loan, 5.25%, 1/31/2020	4,711,602	4,727,056
NTELOS, Inc., Term Loan B, 5.75%, 11/9/2019	18,706,286	18,554,298
Securus Technologies Holdings, Inc., Term Loan, 4.75%, 4/30/2020	1,950,004	1,934,170
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019	6,786,650	6,684,851
Telesat Canada, Term Loan B2, 3.5%, 3/28/2019	12,805,000	12,722,344
Virgin Media Bristol LLC, Term Loan B, 3.5%, 6/7/2020	11,000,000	10,902,760
Zayo Group LLC, Term Loan B, 4.0%, 7/2/2019	15,690,799	15,682,954
Ziggo Financing Partnership:
Term Loan B1A, 3.5%, 1/15/2022	4,437,447	4,372,283
Term Loan B2A, 3.5%, 1/15/2022	2,859,574	2,817,582
Term Loan B3, 3.5%, 1/15/2022	4,702,979	4,633,915
		140,570,269
Utilities 2.9%
Alison Bidco SARL:
First Lien Term Loan B1, 5.5%, 8/29/2021	1,000,000	997,500
First Lien Term Loan B2, 5.5%, 8/29/2021	1,000,000	997,500
Calpine Corp., Term Loan B1, 4.0%, 4/1/2018	952,785	953,581
EFS Cogen Holdings I LLC, Term Loan B, 3.75%, 12/17/2020	3,514,358	3,522,054
Equipower Resources Holdings LLC:
First Lien Term Loan, 4.25%, 12/21/2018	7,773,576	7,780,067
Term Loan C, 4.25%, 12/31/2019	14,347,343	14,359,323
Essential Power LLC, Term Loan B, 4.75%, 8/8/2019	10,584,209	10,650,360
Exgen Renewables I LLC, Term Loan, 5.25%, 2/8/2021	4,223,437	4,286,788
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/2021	2,000,000	2,015,000
La Frontera Generation LLC, Term Loan, 4.5%, 9/30/2020	15,616,169	15,660,129
Southeast PowerGen LLC, Term Loan B, 4.5%, 11/5/2021	1,000,000	1,005,000
Star West Generation LLC, Term Loan B, 4.25%, 3/13/2020	11,328,958	11,307,716
		73,535,018
Total Loan Participations and Assignments (Cost $2,401,913,913)		2,355,064,634

Corporate Bonds 3.7%
Consumer Discretionary 1.2%
APX Group, Inc., 6.375%, 12/1/2019	5,000,000	4,787,500
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022	3,000,000	3,217,500
MGM Resorts International:
6.0%, 3/15/2023	2,000,000	2,030,000
7.75%, 3/15/2022	5,000,000	5,625,000
Netflix, Inc.:
5.375%, 2/1/2021	2,000,000	2,090,000
144A, 5.75%, 3/1/2024	1,000,000	1,037,500
Penske Automotive Group, Inc., 5.75%, 10/1/2022	1,000,000	1,037,500
Rent-A-Center, Inc., 4.75%, 5/1/2021	4,000,000	3,320,000
Sirius XM Radio, Inc., 144A, 5.25%, 8/15/2022	1,000,000	1,050,000
Sotheby's, 144A, 5.25%, 10/1/2022	4,000,000	3,840,000
Springs Industries, Inc., 6.25%, 6/1/2021	3,500,000	3,421,250
		31,456,250
Consumer Staples 0.1%
Chiquita Brands International, Inc., 7.875%, 2/1/2021	2,929,000	3,177,965
Energy 1.2%
Halcon Resources Corp., 8.875%, 5/15/2021	4,000,000	3,080,000
Midstates Petroleum Co., Inc., 9.25%, 6/1/2021	2,000,000	1,660,000
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023	1,000,000	1,057,500
Offshore Group Investment Ltd.:
7.125%, 4/1/2023	5,365,000	3,755,500
7.5%, 11/1/2019	8,135,000	6,101,250
Pacific Drilling SA, 144A, 5.375%, 6/1/2020	6,000,000	4,740,000
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021	4,000,000	4,090,000
5.625%, 4/15/2023	1,000,000	1,020,000
Welltec A/S, 144A, 8.0%, 2/1/2019	4,000,000	4,180,000
		29,684,250
Health Care 0.0%
Aviv Healthcare Properties LP, 6.0%, 10/15/2021	1,000,000	1,065,000
Industrials 0.2%
ADT Corp., 6.25%, 10/15/2021	2,000,000	2,095,000
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019	1,000,000	1,022,500
General Cable Corp., 5.75%, 10/1/2022	1,000,000	830,000
		3,947,500
Information Technology 0.3%
CDW LLC, 5.5%, 12/1/2024 (a)	2,000,000	1,995,000
Viasystems, Inc., 144A, 7.875%, 5/1/2019	5,000,000	5,275,000
		7,270,000
Materials 0.7%
Clearwater Paper Corp., 4.5%, 2/1/2023	1,128,000	1,102,620
Hecla Mining Co., 6.875%, 5/1/2021	4,000,000	3,730,000
Hexion U.S. Finance Corp., 6.625%, 4/15/2020	10,000,000	9,675,000
United States Steel Corp., 7.5%, 3/15/2022	4,000,000	4,295,000
		18,802,620
Total Corporate Bonds (Cost $101,144,269)		95,403,585

Asset-Backed 1.8%
Miscellaneous
A Voce CLO Ltd., "D", Series 2014-1A, 144A, 5.034%, 7/15/2026	5,000,000	4,416,585
ALM VII Ltd., "D", Series 2012-7A, 144A, 5.231%***, 10/19/2024	5,000,000	4,677,275
Apidos CLO XVII, "D", Series 2014-17A, 144A, 4.978%***, 4/17/2026	2,500,000	2,205,308
ARES CLO Ltd., "D", Series 2014-1A, 144A, 5.028%***, 4/17/2026	5,000,000	4,427,910
Babson CLO Ltd.:
"D", Series 2014-1A, 144A, 5.13%***, 7/20/2025	3,000,000	2,730,555
"E", Series 2014-IIA, 144A, 5.266%***, 10/17/2026	5,000,000	4,525,280
Ballyrock CLO LLC, "D", Series 2014-1A, 144A, 5.231%***, 10/20/2026	2,000,000	1,742,230
Birchwood Park CLO Ltd., "E1", Series 2014-1A, 144A, 5.334%***, 7/15/2026	2,000,000	1,796,006
Carlyle Global Market Strategies Ltd., "E", Series 2014-1A, 144A, 4.678%***, 4/17/2025	5,000,000	4,417,925
Madison Park Funding XIII Ltd., "E", Series 2014-13A, 144A, 5.231%***, 1/19/2025	3,000,000	2,751,765
Madison Park Funding XIV Ltd., "E", Series 2014-14A, 144A, 4.981%***, 7/20/2026	3,500,000	3,143,077
Octagon Investment Partners XIX Ltd., "E", Series 2014-1A, 144A, 5.081%***, 4/15/2026	4,000,000	3,564,832
Washington Mill CLO Ltd., "E", Series 2014-1A, 144A, 5.081%***, 4/20/2026	4,750,000	4,219,177
Ziggurat CLO I Ltd., "E", Series 2014-1A, 144A, 5.233%***, 10/17/2026 (a)	2,000,000	1,696,400
Total Asset-Backed (Cost $47,393,330)		46,314,325

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary
Dex Media, Inc. (Cost $62,722)*	786	6,728

Cash Equivalents 1.6%
Central Cash Management Fund, 0.06% (b) (Cost $40,285,943)	40,285,943	40,285,943

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,590,800,177)†	99.4	2,537,075,215
Other Assets and Liabilities, Net	0.6	15,246,963
Net Assets	100.0	2,552,322,178

The following table represents senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 3.0%	4/18/2015	1,409,115	1,409,115	2,078
Coach America Holdings, Inc.*	LIBOR plus 5.75%	4/21/2015	276,857	276,857	408
				1,685,972	2,486

* Non-income producing security.

** Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major U.S. bank or LIBOR, and are shown at their current rate as of November 30, 2014.

*** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of November 30, 2014.

† The cost for federal income tax purposes was $2,590,894,861. At November 30, 2014, net unrealized depreciation for all securities based on tax cost was $53,819,646. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,049,855 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $61,869,501.

(a) When-issued security.

(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation.

LIBOR: London Interbank Offered Rate.

Prime Rate: Interest rate charged by banks to their most creditworthy customers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (c)
Loan Participations and Assignments	$—	$2,216,241,854	$138,822,780	$2,355,064,634
Corporate Bonds	—	95,403,585	—	95,403,585
Asset-Backed	—	44,617,925	1,696,400	46,314,325
Common Stocks	6,728	—	—	6,728
Short-Term Investments	40,285,943	—	—	40,285,943
Total	$40,292,671	$2,356,263,364	$140,519,180	$2,537,075,215

(c) See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's level 3 investments for which significant unobservable inputs were used in determining value:
	Loan Participations and Assignments	Asset-Backed Bonds	Total
Balance as of May 31, 2014	$52,852,638	$4,388,050	$57,240,688
Realized gains (loss)	106,729	—	106,729
Change in unrealized appreciation (depreciation)	(5,746,545)	—	(5,746,545)
Amortization premium/discount	68,567	—	68,567
Purchases	11,567,379	1,696,400	13,263,779
(Sales)	(11,454,269)	—	(11,454,269)
Transfers into Level 3 (d)	111,726,783	—	111,726,783
Transfers (out) of Level 3 (e)	(20,298,502)	(4,388,050)	(24,686,552)
Balance as of November 30, 2014	$138,822,780	$1,696,400	$140,519,180
Net change in unrealized appreciation (depreciation) from investments still held as of November 30, 2014	$(5,634,884)	$—	$(5,634,884)

(d) During the period ended November 30, 2014, the amount of transfers between Level 2 and Level 3 was $111,726,783. The investments were transferred from Level 2 to Level 3 due to the independent pricing service utilizing single market quotes.

(e) During the period ended November 30, 2014, the amount of transfers between Level 3 and Level 2 was $24,686,552. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

A significant change in the broker quotes could have a material change on the fair value measurement.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of November 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $2,550,514,234)	$2,496,789,272
Investments in affiliated Deutsche Funds (cost $40,285,943)	40,285,943
Total investments in securities, at value (cost $2,590,800,177)	2,537,075,215
Cash	5,088,063
Receivable for investments sold	77,925,931
Receivable for Fund shares sold	1,973,154
Interest receivable	13,643,852
Other assets	136,444
Total assets	2,635,842,659
Liabilities
Payable for investments purchased	70,281,613
Payable for investments purchased — when-issued	3,696,400
Payable for Fund shares redeemed	5,474,741
Accrued management fee	1,165,637
Accrued Trustees' fees	42,881
Other accrued expenses and payables	2,859,209
Total liabilities	83,520,481
Net assets, at value	$2,552,322,178
Net Assets Consist of
Undistributed net investment income	4,749,693
Net unrealized appreciation (depreciation) on: Investments	(53,724,962)
Accumulated net realized gain (loss)	(14,036,836)
Paid-in capital	2,615,334,283
Net assets, at value	$2,552,322,178

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2014 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($533,188,085 ÷ 57,665,004 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$9.25
Maximum offering price per share (100 ÷ 97.25 of $9.25)	$9.51
Class C Net Asset Value offering and redemption price (subject to contingent deferred sales charge) per share ($360,905,559 ÷ 38,821,457 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$9.30
Class R6 Net Asset Value offering and redemption price per share ($10,028 ÷ 1,083.86 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$9.25
Class S Net Asset Value offering and redemption price per share ($935,425,857 ÷ 101,248,927 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$9.24
Institutional Class Net Asset Value offering and redemption price per share ($722,792,649 ÷ 78,121,773 shares of capital stock outstanding, $.01 par value, unlimited number of shares authorized)	$9.25

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended November 30, 2014 (Unaudited)
Investment Income
Income: Interest	$73,870,898
Income distributions from affiliated Funds	15,348
Total income	73,886,246
Expenses: Management fee	9,403,281
Administration fee	1,477,823
Services to shareholders	2,306,041
Distribution and service fees	2,794,828
Custodian fee	286,612
Professional fees	138,231
Reports to shareholders	112,687
Registration fees	46,243
Trustees' fees and expenses	65,782
Other	45,588
Total expenses before expense reductions	16,677,116
Expense reductions	(1,306,436)
Total expenses after expense reductions	15,370,680
Net investment income	58,515,566
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(4,027,135)
Change in net unrealized appreciation (depreciation) on investments	(53,781,405)
Net gain (loss)	(57,808,540)
Net increase (decrease) in net assets resulting from operations	$707,026

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations: Net investment income	$58,515,566	$124,578,582
Operations: Net investment income	$58,515,566	$124,578,582
Net realized gain (loss) on investment transactions	(4,027,135)	1,859,063
Change in net unrealized appreciation (depreciation)	(53,781,405)	(23,778,569)
Net increase (decrease) in net assets resulting from operations	707,026	102,659,076
Distributions to shareholders: Net investment income: Class A	(12,400,705)	(31,779,365)
Class C	(5,982,800)	(13,259,545)
Class S	(20,796,048)	(46,674,988)
Class R6	(69)	—
Institutional Class	(16,798,921)	(31,287,114)
Total distributions	(55,978,543)	(123,001,012)
Fund share transactions: Proceeds from shares sold	410,932,005	1,938,444,785
In-kind subscription	—	28,637,294
Reinvestment of distributions	50,424,811	107,362,185
Cost of shares redeemed	(1,110,374,645)	(1,411,794,382)
Net increase (decrease) in net assets from Fund share transactions	(649,017,829)	662,649,882
Increase (decrease) in net assets	(704,289,346)	642,307,946
Net assets at beginning of period	3,256,611,524	2,614,303,578
Net assets at end of period (including undistributed net investment income of $4,749,693 and $2,212,670, respectively)	$2,552,322,178	$3,256,611,524

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended May 31,
Class A	Six Months Ended 11/30/14 (Unaudited)		2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.43		$9.49		$9.21		$9.45		$9.10	$7.87
Income (loss) from investment operations: Net investment incomea	.18		.37		.44		.43		.39	.41
Net realized and unrealized gain (loss)	(.18)		(.07)		.28		(.25)		.37	1.32
Total from investment operations	.00		.30		.72		.18		.76	1.73
Less distributions from: Net investment income	(.18)		(.36)		(.44)		(.37)		(.41)	(.45)
Net realized gains	—		—		—		—		—	(.05)
Return of capital	—		—		—		(.05)		—	—
Total distributions	(.18)		(.36)		(.44)		(.42)		(.41)	(.50)
Net asset value, end of period	$9.25		$9.43		$9.49		$9.21		$9.45	$9.10
Total Return (%)b	(.02	)c**	3.24	c	7.93	c	2.06	c	8.38	22.48	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	533		784		717		608		918	166
Ratio of expenses before expense reductions (%)	1.17	*	1.14		1.14		1.17		1.14	1.28
Ratio of expenses after expense reductions (%)	1.06	*	1.07		1.09		1.14		1.14	1.20
Ratio of net investment income (%)	3.93	*	3.89		4.69		4.69		4.16	4.63
Portfolio turnover rate (%)	10	**	76	d	53		43		60	68
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Excludes portfolio securities delivered as a result of processing subscription in-kind transactions.
* Annualized
** Not annualized

			Years Ended May 31,
Class C	Six Months Ended 11/30/14 (Unaudited)		2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.48		$9.55		$9.26		$9.50		$9.15	$7.91
Income (loss) from investment operations: Net investment incomea	.15		.30		.37		.37		.32	.35
Net realized and unrealized gain (loss)	(.19)		(.08)		.29		(.26)		.37	1.32
Total from investment operations	(.04)		.22		.66		.11		.69	1.67
Less distributions from: Net investment income	(.14)		(.29)		(.37)		(.30)		(.34)	(.38)
Net realized gains	—		—		—		—		—	(.05)
Return of capital	—		—		—		(.05)		—	—
Total distributions	(.14)		(.29)		(.37)		(.35)		(.34)	(.43)
Net asset value, end of period	$9.30		$9.48		$9.55		$9.26		$9.50	$9.15
Total Return (%)b	(.38	)c**	2.47	c	7.13	c	1.28	c	7.65	21.58	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	361		424		390		327		370	59
Ratio of expenses before expense reductions (%)	1.90	*	1.89		1.90		1.91		1.92	2.10
Ratio of expenses after expense reductions (%)	1.81	*	1.82		1.83		1.86		1.92	1.95
Ratio of net investment income (%)	3.19	*	3.14		3.95		3.98		3.38	3.88
Portfolio turnover rate (%)	10	**	76	d	53		43		60	68
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Excludes portfolio securities delivered as a result of processing subscription in-kind transactions.
* Annualized
** Not annualized

Class R6	Period Ended 11/30/14 (Unaudited)a
Selected Per Share Data
Net asset value, beginning of period	$9.29
Income (loss) from investment operations: Net investment incomeb	.07
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	.02
Less distributions from: Net investment income	(.06)
Net asset value, end of period	$9.25
Total Return (%)c	.26	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10
Ratio of expenses before expense reductions (%)	.79	*
Ratio of expenses after expense reductions (%)	.74	*
Ratio of net investment income (%)	4.41	*
Portfolio turnover rate (%)	10	d**
a For the period from October 1, 2014 (commencement of operations) to November 30, 2014.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Represents the Fund's portfolio turnover rate for the period ended November 30, 2014.
* Annualized
** Not annualized

			Years Ended May 31,
Class S	Six Months Ended 11/30/14 (Unaudited)		2014		2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.42		$9.49		$9.21	$9.44	$9.10	$7.87
Income (loss) from investment operations: Net investment incomea	.19		.38		.45	.45	.41	.44
Net realized and unrealized gain (loss)	(.18)		(.07)		.28	(.24)	.36	1.30
Total from investment operations	.01		.31		.73	.21	.77	1.74
Less distributions from: Net investment income	(.19)		(.38)		(.45)	(.39)	(.43)	(.46)
Net realized gains	—		—		—	—	—	(.05)
Return of capital	—		—		—	(.05)	—	—
Total distributions	(.19)		(.38)		(.45)	(.44)	(.43)	(.51)
Net asset value, end of period	$9.24		$9.42		$9.49	$9.21	$9.44	$9.10
Total Return (%)b	.05	**	3.29		8.12	2.35	8.52	22.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	935		1,141		979	676	1,055	176
Ratio of expenses before expense reductions (%)	1.01	*	1.02		1.01	1.05	1.02	1.22
Ratio of expenses after expense reductions (%)	.91	*	.92		.93	.96	.96	.95
Ratio of net investment income (%)	4.09	*	4.04		4.85	4.86	4.34	4.88
Portfolio turnover rate (%)	10	**	76	c	53	43	60	68
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing subscription in-kind transactions.
* Annualized
** Not annualized

			Years Ended May 31,
Institutional Class	Six Months Ended 11/30/14 (Unaudited)		2014		2013		2012		2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.43		$9.50		$9.22		$9.46		$9.11	$7.87
Income (loss) from investment operations: Net investment incomea	.20		.39		.47		.47		.42	.44
Net realized and unrealized gain (loss)	(.19)		(.07)		.28		(.26)		.36	1.31
Total from investment operations	.01		.32		.75		.21		.78	1.75
Less distributions from: Net investment income	(.19)		(.39)		(.47)		(.40)		(.43)	(.46)
Net realized gains	—		—		—		—		—	(.05)
Return of capital	—		—		—		(.05)		—	—
Total distributions	(.19)		(.39)		(.47)		(.45)		(.43)	(.51)
Net asset value, end of period	$9.25		$9.43		$9.50		$9.22		$9.46	$9.11
Total Return (%)	.12	b**	3.44	b	8.29	b	2.36	b	8.77	22.72	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	723		907		529		339		343	83
Ratio of expenses before expense reductions (%)	.88	*	.85		.83		.83		.84	1.03
Ratio of expenses after expense reductions (%)	.81	*	.80		.78		.80		.84	.95
Ratio of net investment income (%)	4.19	*	4.16		4.98		5.06		4.46	4.88
Portfolio turnover rate (%)	10	**	76	c	53		43		60	68
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing subscription in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Floating Rate Fund (formerly DWS Floating Rate Fund) (the "Fund") is a diversified series of Deutsche Portfolio Trust (formerly DWS Portfolio Trust) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Class R6 shares commenced operations on October 1, 2014. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Senior loans and debt securities are valued by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans and debt securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of assignments, but the Fund may also invest in participations. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At May 31, 2014, the Fund had approximately $9,915,000 of net capital losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($8,397,000) and long-term losses ($1,518,000).

The Fund has reviewed the tax positions for the open tax years as of net capital May 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income, including commitment fees included in the Statement of Operations, is recorded as income when received by the Fund. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for tax and financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended November 30, 2014, purchases and sales of investment securities (excluding short-term instruments and in-kind transactions) aggregated $285,030,074 and $890,053,807, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund's average daily net assets	.650%
Next $1.5 billion of such net assets	.635%
Next $2.5 billion of such net assets	.610%
Next $2.5 billion of such net assets	.585%
Next $2.5 billion of such net assets	.560%
Over $10.0 billion of such net assets	.550%

Accordingly, for the six months ended November 30, 2014, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate (exclusive of any applicable waivers/reimbursements) of 0.64% of the Fund's average daily net assets.

For the period June 1, 2014 through November 30, 2014 and for the period from October 1, 2014 (commencement of operations) through November 30, 2014 for Class R6 shares, the Advisor voluntarily agreed to waive a portion of its management fee in the amount of 0.05% of the Fund's average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the period from June 1, 2014 through September 30, 2014, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.07%
Class C	1.82%
Class S	.92%
Institutional Class	.82%

Effective October 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	1.05%
Class C	1.80%
Class R6	.80%
Class S	.90%
Institutional Class	.80%

For the six months ended November 30, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$340,338
Class C	161,890
Class R6	1
Class S	518,601
Institutional Class	285,606
$1,306,436

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2014, the Administration Fee was $1,477,823, of which $214,663 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended November 30, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2014
Class A	$17,902	$9,976
Class C	4,847	5,219
Class S	25,887	13,134
Institutional Class	12,025	6,031
	$60,661	$34,360

Distribution and Service Fees. Under the Fund's Class C 12b-1 Plan, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2014, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2014
Class C	$1,482,434	$225,713

In addition, DDI provides information and administrative services for a fee (Service Fee) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2014	Annualized Rate
Class A	$818,266	$360,838	.25%
Class C	494,128	235,684	.25%
	$1,312,394	$596,522

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2014 aggregated $15,450.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% for Class C shares of the value of the shares redeemed. For the six months ended November 30, 2014, the CDSC for Class C shares aggregated $5,535. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2014, DDI received $1,647 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $12,665, of which $8,171 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2014.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2014		Year Ended May 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	4,283,048	$40,233,201	41,667,338	$393,742,376
Class C	1,454,919	13,722,542	13,123,925	124,695,990
Class R6*	1,076.35	10,000	—	—
Class S	21,439,227	201,009,064	82,720,017	780,984,015
Institutional Class	16,622,848	155,957,198	67,516,438	639,022,404
		$410,932,005		$1,938,444,785
In-kind subscription
Institutional Class	—	$—	3,033,612	$28,637,294
Shares issued to shareholders in reinvestment of distributions
Class A	1,221,194	$11,416,807	3,097,820	$29,244,483
Class C	545,384	5,122,271	1,176,392	11,166,096
Class R6*	7.51	70	—	—
Class S	1,908,331	17,811,529	4,077,621	38,457,003
Institutional Class	1,718,350	16,074,134	3,015,397	28,494,603
		$50,424,811		$107,362,185
Shares redeemed
Class A	(31,061,460)	$(290,887,590)	(37,066,434)	$(350,431,929)
Class C	(7,921,181)	(74,531,870)	(10,366,539)	(98,514,515)
Class S	(43,269,353)	(404,396,972)	(68,840,204)	(650,103,574)
Institutional Class	(36,361,930)	(340,558,213)	(33,050,187)	(312,744,364)
		$(1,110,374,645)		$(1,411,794,382)
Net increase (decrease)
Class A	(25,557,218)	$(239,237,582)	7,698,724	$72,554,930
Class C	(5,920,878)	(55,687,057)	3,933,778	37,347,571
Class R6*	1,083.86	10,070	—	—
Class S	(19,921,795)	(185,576,379)	17,957,434	169,337,444
Institutional Class	(18,020,732)	(168,526,881)	40,515,260	383,409,937
		$(649,017,829)		$662,649,882

* For the period from October 1, 2014 (commencement of operations of Class R6) to November 30, 2014.

F. In-Kind Subscription

On May 5, 2014, certain shareholders of the Fund purchased shares of the Fund in exchange of securities and cash (known as a subscription in-kind). Market value of securities and cash that were as of close of business on the date of subscription in-kind were $28,637,294 and $2,254,922, respectively.

G. Transactions with Affiliates

A summary of the Fund's transactions with affiliated Deutsche Funds during the six months ended November 30, 2014 is as follows:
Affiliate	Value ($) at 5/31/2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Value ($) at 11/30/2014
Deutsche Variable NAV Money Fund	10,018,731	3,168	10,021,899	—	2,765	—
Central Cash Management Fund	75,644,976	698,300,660	733,659,693	—	12,583	40,285,943
Total	85,663,707	693,303,828	743,681,592	—	15,348	40,285,943

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2014 to November 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2014 (Unaudited)
Actual Fund Return	Class A	Class C	Class R6*	Class S	Institutional Class
Beginning Account Value 6/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/14	$999.80	$996.20	$1,002.57	$1,000.50	$1,001.20
Expenses Paid per $1,000**	$5.31	$9.06	$1.24	$4.56	$4.06
Hypothetical 5% Fund Return	Class A	Class C	Class R6*	Class S	Institutional Class
Beginning Account Value 6/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/14	$1,019.75	$1,015.99	$1,021.36	$1,020.51	$1,021.01
Expenses Paid per $1,000**	$5.37	$9.15	$3.75	$4.61	$4.10

* For the period from October 1, 2014 (commencement of operations of Class R6) to November 30, 2014.

** Expenses (hypothetical expenses if Class R6 and had been in existence from June 1, 2014) are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
Deutsche Floating Rate Fund	1.06%	1.81%	.74%	.91%	.81%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Floating Rate Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2014.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 3rd quartile, 4th quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2013. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board noted that DIMA agreed to voluntarily waive a portion (0.05%) of the Fund’s management fee until further notice to the Board. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds, noting that DIMA indicated that it does not provide services to any other comparable funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DFRAX	DFRCX	DFRPX	DFRTX
CUSIP Number	25157W 602	25157W 701	25157W 883	25157W 800
Fund Number	443	743	2043	1443

For shareholders of R6
Automated Information Line	DeAWM Flex Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site
deutschefunds.com
Click "Retirement Plans" to reallocate assets, process transactions, review your funds, and subscribe to fund updates by e-mail through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DeAWM Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	DFRRX
CUSIP Number	25157W 875
Fund Number	1643

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DFRF-3
(R-025433-4 1/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Floating Rate Fund, a series of Deutsche Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 29, 2015